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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008____________

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
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):      [X]  is a restatement.
                                       [_]  adds new holdings entries.
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Institutional Investment Manager
Filing this Report:

Name:     Kidron Capital LLC
          --------------------------
Address:  601 Carlson Parkway
          --------------------------
          Suite 730
          --------------------------
          Minnetonka, MN 55305
          --------------------------

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Institutional Investment Manager
Filing this Report:

Name:   Charles M. Webster
        --------------------------
Title:  Managing Member
        --------------------------
Phone:  (952) 404-2309
        --------------------------

Signature, Place, and Date of Signing:

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
/s/ Charles M. Webster                 Minnetonka, Minnesota                  February 17, 2009
-------------------------------------  -------------------------------------  -------------------------------------
[Signature]                            [City, State]                          [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ------------
Form 13F Information Table Entry Total:  13
                                         ------------
Form 13F Information Table Value Total:  $544,614
                                         ------------
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                          TOTAL                         VOTING AUTHORITY
                                                          VALUE            INVESTMENT ---------------------
ISSUER                              CLASS        CUSIP   (x1000)  SHARES   DISCRETION   SOLE    SHARED NONE
------                          -------------- --------- ------- --------- ---------- --------- ------ ----
AON CORP                        COM            037389103 128,637 2,816,038  SOLE      2,816,038
CH ROBINSON                     COM            12541W209  93,620 1,701,254  SOLE      1,701,254
COMPASS MINERALS INTL INC       COM            20451N101 120,973 2,062,267  OTHER     2,062,267
DCP MIDSTREAM PARTNERS LP       COM UT LTD PTN 23311P100   5,761   612,841  OTHER       612,841
DELL INC                        COM            24702R101  22,579 2,205,000  OTHER     2,205,000
ENCORE CAP GROUP INC            COM            292554102   5,480   761,200  OTHER       761,200
EXTERRAN PARTNERS LP            COM UNITS      30225N105   8,187   729,062  DEFINED     729,062
FASTENAL CO                     COM            311900104  34,850 1,000,000  SOLE      1,000,000
FIRSTSERVICE CORP               SUB VTG SH     33761N109   6,534   496,900  OTHER       496,900
JACOBSON ENGINEERING GROUP INC  COM            469814107  48,100 1,000,000  SOLE      1,000,000
POLYONE CORP                    COM            73179P106   9,697 3,078,500  OTHER     3,078,500
RITCHIE BROS AUCTIONEERS        COM            767744105  42,840 2,000,000  SOLE      2,000,000
TEEKAY LNG PARTNERS LP          PRTNRSP UNITS  Y8564M105  17,355 1,155,501  OTHER     1,155,501
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